UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: October 31, 2016

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund III

NorthPointe Small Cap Value Fund

NorthPointe Large Cap Value Fund

Annual Report	October 31, 2016

Investment Adviser:

NorthPointe Capital, LLC

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2016

The Funds will file their complete schedule of investments of fund holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-457-NPF3 (6733); and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2016
(Unaudited)

Dear Fellow Shareholders-

Thank you for your interest in the NorthPointe Mutual Funds. The NorthPointe Large Cap Value and the NorthPointe Small Cap Value mutual funds were launched on March 25th of 2014, bringing NorthPointe Capital’s long established institutional investment processes to the mutual fund market place. Our mission is to provide assistance to individuals in their quest to reach their respective investment goals and objectives.

Performance

For the period November 1, 2015 to October 31, 2016 the NorthPointe Small Cap Value Fund, Investor Shares, returned 2.64% versus the 8.81% return of the benchmark, the Russell 2000® Value Index. For the same period, the NorthPointe Large Cap Value Fund, Investor Shares, returned 1.62% versus the 6.37% return of the Russell 1000® Value Index, the fund’s benchmark.

Small Cap Value Commentary

While headlines that tout geopolitical unrest and uncertainty over domestic monetary policy make for interesting reading, we continue to spend a majority of our research efforts on tracking the progress of individual companies. The portfolio’s investments in the Health Care sector remained the largest overweight exposure relative to the Russell 2000 Value Index. The portfolio also maintained notable overweight positions to the Materials and Industrials sectors. Exposure to Real Estate and Utilities were the fund’s largest underweighted sector positions. The fund failed to keep pace with the specified benchmark over the previous twelve months, with stock selection being the prime determinant of the fund’s relative performance. The most challenged areas were the Information Technology, Energy, and Financials Sectors. Selectivity was a positive contributor within the Consumer Staples, Real Estate, and Industrials Sectors.

Large Cap Value Commentary

The Large Cap Value Fund’s returns were hampered by weak stock selection within the Financials and Information Technology Sectors. The bulk of the underperformance in the Financial Sector occurred within the Consumer Finance Industry. Earlier in 2016 fears of the United States falling back into an economic recession lead to a dramatic sell off in two fund Consumer Finance holdings. Both positions were eliminated from the fund because our forecasts suggested further pressure on their share prices. Highlights for the period occurred in the Health Care and Utilities Sectors. Stock selection positively contributed in these two classically defensive sectors.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2016
(Unaudited)

Outlook

As we review our investments, we are quite comfortable with the fundamental advancement of our names in general. We continue to believe strong fundamental performance combined with attractive valuations should deliver attractive investment returns over a longer time frame. Our portfolio management teams have positioned both funds to help navigate the ever changing market environment. This positioning has been achieved by focusing our research efforts on individual companies and utilizing our risk management techniques to deliver a portfolio of securities whose success or failure will be defined by the team’s stock selection.

Respectfully submitted,

The NorthPointe Capital Portfolio Management Team

The material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice regarding any stock. Portfolio holdings are subject to change and should not be considered investment advice or a recommendation to buy securities. Past performance is not a guarantee of future results.

There are risks involved with investing in mutual funds, including loss of principal. In addition to the normal risks involved with investing in mutual funds, investments in smaller companies typically exhibit higher volatility. Current and future holdings are subject to risk.

Definition of Comparative Indices

Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
OCTOBER 31, 2016 (Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the NorthPointe Small Cap Value Fund, Institutional or Investor Class Shares, versus Russell 2000 Value Index

	Annualized Total Return for the Periods Ended October 31, 2016*
	One Year Return(1)	Annualized Inception to Date(1)
Institutional Shares	2.74%	0.54%
Investor Shares	2.64%	0.38%
Russell 2000 Value Index	8.81%	2.15%

*	Commenced operations on March 25, 2014.
(1)	If the Adviser had not limited certain expenses, the Fund’s total returns would have been lower.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 2.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
OCTOBER 31, 2016 (Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the NorthPointe Large Cap Value Fund, Institutional or Investor Class Shares, versus Russell 1000 Value Index

	Annualized Total Return for the Periods Ended October 31, 2016*
	One Year Return(1)	Annualized Inception to Date(1)
Institutional Shares	1.81%	4.66%
Investor Shares	1.62%	4.49%
Russell 1000 Value Index	6.37%	5.72%

*	Commenced operations on March 25, 2014.
(1)	If the Adviser had not limited certain expenses, the Fund’s total returns would have been lower.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 2.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
OCTOBER 31, 2016

Sector Weightings (Unaudited) †:

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.1%‡
	Shares	Value
CONSUMER DISCRETIONARY — 9.7%
1-800-Flowers.com, Cl A*	26,580	$253,839
Callaway Golf	52,408	535,086
Citi Trends	9,117	181,064
Crocs*	24,500	188,405
Standard Motor Products	7,464	364,989
Stoneridge*	32,841	486,704

		2,010,087

CONSUMER STAPLES — 1.2%
Farmer Brothers*	7,824	255,845

ENERGY — 5.7%
Matador Resources*	26,455	576,983
Synergy Resources*	88,240	603,562

		1,180,545

FINANCIALS — 28.1%
Ameris Bancorp	10,565	383,510

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
OCTOBER 31, 2016

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
AmTrust Financial Services	12,661	$334,124
Bank of the Ozarks	17,622	651,309
BGC Partners, Cl A	57,865	497,060
BNC Bancorp	27,678	689,182
CenterState Banks	35,462	662,430
Hercules Capital	42,967	589,078
HomeStreet*	15,486	426,639
Kearny Financial	30,023	418,821
National General Holdings	29,274	601,581
New Residential Investment REIT	29,771	415,603
TriState Capital Holdings*	9,219	162,715

		5,832,052

HEALTH CARE — 13.6%
Adeptus Health, Cl A*	15,019	452,372
Aerie Pharmaceuticals*	11,461	381,078
Capital Senior Living*	22,355	357,010
GenMark Diagnostics*	38,721	413,153
Genocea Biosciences*	45,530	156,623
Halyard Health*	12,521	405,054
Novavax*	75,609	114,926
Supernus Pharmaceuticals*	27,698	548,421

		2,828,637

INDUSTRIALS — 14.5%
Aerojet Rocketdyne Holdings*	19,809	348,638
Kimball International, Cl B	17,124	214,050
Matthews International, Cl A	3,726	223,188
National Presto Industries	1,876	163,681
Park-Ohio Holdings	8,495	271,415
Swift Transportation, Cl A*	28,722	642,798
Team*	16,660	512,295

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
OCTOBER 31, 2016

COMMON STOCK — continued
	Shares/ Number of Rights	Value
INDUSTRIALS — continued
Viad	15,032	$623,828

		2,999,893

INFORMATION TECHNOLOGY — 8.3%
Angie’s List*	44,177	340,163
Fabrinet*	7,233	274,565
NeoPhotonics*	37,001	518,014
ShoreTel*	27,954	185,894
Super Micro Computer*	16,713	396,098

		1,714,734

MATERIALS — 8.9%
Ferro*	42,437	549,984
Flotek Industries*	43,139	508,177
Headwaters*	18,696	306,614
Olin	22,184	486,495

		1,851,270

REAL ESTATE — 6.4%
Communications Sales & Leasing REIT	19,377	550,888
Kennedy-Wilson Holdings REIT	15,852	326,551
MedEquities Realty Trust REIT*	37,901	439,273

		1,316,712

TELECOMMUNICATION SERVICES — 1.7%
Boingo Wireless*	35,514	345,196

TOTAL COMMON STOCK (Cost $18,736,655)		20,334,971

RIGHTS — 0.0%
Synergetics—CVR, expires 10/15/18* (Cost $0)	40,157	—

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
OCTOBER 31, 2016

EXCHANGE TRADED FUND — 0.0%
	Shares	Value
iShares Russell 2000 Value ETF (Cost $9,173)	100	$10,148

SHORT TERM INVESTMENT — 2.0%
SEI Daily Income Trust Government Fund, Cl A, 0.200% (A) (Cost $407,166)	407,166	407,166

TOTAL INVESTMENTS — 100.1% (Cost $19,152,994)		$20,752,285

Percentages are based on Net Assets of $20,728,482.
*	Non-income producing security.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of October 31, 2016.
Cl —	Class
CVR —	Contingent Value Rights
ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
OCTOBER 31, 2016

Sector Weightings (Unaudited) †:

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.9%
	Shares	Value
CONSUMER DISCRETIONARY — 5.2%
Discovery Communications, Cl A*	19,454	$507,944
General Motors	18,297	578,185
Lear	2,324	285,341
Skechers U.S.A., Cl A*	14,652	308,131
Whirlpool	1,222	183,080
Wyndham Worldwide	4,689	308,724

		2,171,405

CONSUMER STAPLES — 8.5%
Coca-Cola	5,482	232,437
Colgate-Palmolive	7,711	550,257
Philip Morris International	8,194	790,229
Procter & Gamble	7,734	671,311
Tyson Foods, Cl A	7,101	503,106
Wal-Mart Stores	11,493	804,740

		3,552,080

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
OCTOBER 31, 2016

COMMON STOCK — continued
	Shares	Value
ENERGY — 12.5%
Chevron	9,011	$943,902
Concho Resources*	3,085	391,610
Energen	5,801	290,804
Exxon Mobil	18,068	1,505,426
Helmerich & Payne	4,951	312,458
National Oilwell Varco	16,254	521,753
Phillips 66	4,716	382,704
Valero Energy	8,209	486,301
World Fuel Services	10,248	412,482

		5,247,440

FINANCIALS — 22.3%
Aflac	8,377	576,924
Bank of America	50,826	838,629
Berkshire Hathaway, Cl B*	7,302	1,053,679
BlackRock, Cl A	1,488	507,765
Citigroup	10,638	522,858
Comerica	8,310	432,868
Discover Financial Services	9,243	520,658
Fifth Third Bancorp	20,164	438,768
Franklin Resources	11,904	400,689
Goldman Sachs Group	3,916	697,988
JPMorgan Chase	22,330	1,546,576
Old Republic International	28,129	474,255
Reinsurance Group of America, Cl A	4,194	452,365
Unum Group	10,516	372,266
Wells Fargo	5,956	274,035
Western Alliance Bancorp*	7,166	267,722

		9,378,045

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
OCTOBER 31, 2016

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — 11.4%
Aetna	2,364	$253,775
Anthem	2,172	264,680
Baxter International	13,381	636,802
Johnson & Johnson	11,520	1,336,205
Merck	8,454	496,419
Pfizer	37,078	1,175,743
Thermo Fisher Scientific	2,383	350,373
Zimmer Biomet Holdings	2,744	289,217

		4,803,214

INDUSTRIALS — 10.2%
AGCO	8,382	428,153
Alcoa	10,248	294,323
FedEx	1,682	293,206
General Dynamics	1,970	296,958
General Electric	35,543	1,034,301
ManpowerGroup	3,729	286,387
Oshkosh	8,053	430,835
Pitney Bowes	26,546	473,581
Terex	13,710	327,395
Textron	10,381	416,070

		4,281,209

INFORMATION TECHNOLOGY — 9.2%
Applied Materials	18,062	525,243
CA	13,231	406,721
Cisco Systems	25,643	786,727
Dolby Laboratories, Cl A	6,405	304,814
Facebook, Cl A*	3,323	435,280
Intel	14,393	501,884
QUALCOMM	6,348	436,234

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
OCTOBER 31, 2016

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Xerox	47,598	$465,033

		3,861,936

MATERIALS — 2.2%
Dow Chemical	8,119	436,883
Reliance Steel & Aluminum	6,850	471,143

		908,026

REAL ESTATE — 5.5%
Brixmor Property Group REIT	18,569	472,024
CubeSmart REIT	13,470	351,163
Equity Residential REIT	7,692	474,981
Prologis REIT	12,607	657,581
Public Storage REIT	1,672	357,340

		2,313,089

TELECOMMUNICATION SERVICES — 3.5%
AT&T	24,346	895,690
CenturyLink	10,981	291,875
Verizon Communications	5,553	267,099

		1,454,664

UTILITIES — 6.4%
Consolidated Edison	5,947	449,296
Entergy	6,930	510,602
Exelon	15,943	543,178
WEC Energy Group	9,334	557,426
Xcel Energy	14,885	618,472

		2,678,974

TOTAL COMMON STOCK (Cost $40,020,056)		40,650,082

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
OCTOBER 31, 2016

EXCHANGE TRADED FUND — 1.0%
	Shares	Value
iShares Russell 1000 Value ETF (Cost $435,630)	4,202	$437,176

SHORT TERM INVESTMENT — 2.3%
SEI Daily Income Trust Government Fund, Cl A, 0.200% (A) (Cost $943,689)	943,689	943,689

TOTAL INVESTMENTS — 100.2% (Cost $41,399,375)		$42,030,947

Percentages are based on Net Assets of $41,950,441.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2016.
Cl —	Class
ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2016

STATEMENTS OF ASSETS AND LIABILITIES
	NorthPointe Small Cap Value Fund	NorthPointe Large Cap Value Fund

Assets:
Investments, at Value (Cost $19,152,994 and $41,399,375, respectively)	$20,752,285	$42,030,947
Receivable for Investment Securities Sold	70,747	195,506
Receivable for Capital Shares Sold	9,815	606
Receivable due from Adviser	3,015	—
Dividends Receivable	—	25,746
Prepaid Expenses	5,121	6,611

Total Assets	20,840,983	42,259,416

Liabilities:
Payable for Capital Shares Redeemed	59,696	786
Payable for Investment Securities Purchased	10,603	242,630
Payable due to Administrator	10,587	10,587
Payable due to Shareholder Servicing Provider (Investor Shares)	1,930	1,832
Chief Compliance Officer Fees Payable	717	1,397
Payable due to Trustees	138	268
Payable due to Adviser	—	724
Other Accrued Expenses	28,830	50,751

Total Liabilities	112,501	308,975

Net Assets	$20,728,482	$41,950,441

Net Assets Consist of:
Paid-in Capital	$19,351,383	$41,311,815
Undistributed Net Investment Income (Accumulated Net Investment Loss)	(13,329)	332,988
Accumulated Net Realized Loss on Investments	(208,863)	(325,934)
Net Unrealized Appreciation on Investments	1,599,291	631,572

	$20,728,482	$41,950,441

Institutional Shares:
Net Assets	$585,349	$17,605,635
Outstanding Shares of Beneficial Interest (unlimited authorization—no par value)	57,717	1,590,747
Net Asset Value, Offering and Redemption Price Per Share*	$10.14	$11.07

Investor Shares:
Net Assets	$20,143,133	$24,344,806
Outstanding Shares of Beneficial Interest (unlimited authorization—no par value)	1,995,110	2,206,283
Net Asset Value, Offering and Redemption Price Per Share*	$10.10	$11.03

*	Redemption price per share may vary depending on length of time shares are held.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
FOR THE YEAR ENDED
OCTOBER 31, 2016

STATEMENTS OF OPERATIONS
	NorthPointe Small Cap Value Fund	NorthPointe Large Cap Value Fund

Investment Income
Dividends	$258,499	$708,004

Total Investment Income	258,499	708,004

Expenses
Investment Advisory Fees	151,181	150,194
Administration Fees	125,057	125,057
Shareholder Servicing Fees (Investor Class Shares)	29,886	33,096
Trustees’ Fees	8,212	11,440
Chief Compliance Officer Fees	3,494	4,935
Transfer Agent Fees	63,207	67,017
Legal Fees	22,161	29,061
Audit Fees	18,780	28,132
Registration Fees	11,485	14,281
Printing Fees	9,991	13,059
Custodian Fees	5,365	5,051
Insurance and Other Expenses	8,033	10,318

Total Expenses	456,852	491,641

Less:
Waiver of Investment Advisory Fees	(151,181)	(150,194)
Reimbursement from Adviser	(29,028)	(38,395)

Net Expenses	276,643	303,052

Net Investment Income (Loss)	(18,144)	404,952

Net Realized Loss on Investments	(168,776)	(145,042)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,208,220	357,686

Net Realized and Unrealized Gain on Investments	1,039,444	212,644

Net Increase in Net Assets Resulting from Operations	$1,021,300	$617,596

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended October 31, 2016	Year Ended October 31, 2015

Operations:
Net Investment Loss	$(18,144)	$(45,954)
Net Realized Gain (Loss) on Investments	(168,776)	13,231
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,208,220	394,363

Net Increase in Net Assets Resulting from Operations	1,021,300	361,640

Capital Share Transactions:(1)
Institutional Shares
Issued	400,000	250
Redeemed	—	(57,497)

Net Institutional Shares Transactions	400,000	(57,247)

Investor Shares
Issued	6,869,698	18,278,109
Redemption Fees (See Note 2)	754	—
Redeemed	(5,274,091)	(2,159,064)

Net Investor Shares Transactions	1,596,361	16,119,045

Net Increase in Net Assets from Share Transactions	1,996,361	16,061,798

Total Increase in Net Assets	3,017,661	16,423,438

Net Assets:
Beginning of Year	17,710,821	1,287,383

End of Year, (including accumulated net investment loss of $(13,329) and $(40,448), respectively )	$20,728,482	$17,710,821

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended October 31, 2016	Year Ended October 31, 2015

Operations:
Net Investment Income	$404,952	$209,466
Net Realized Loss on Investments	(145,042)	(165,671)
Net Change in Unrealized Appreciation (Depreciation) on Investments	357,686	227,660

Net Increase in Net Assets Resulting from Operations	617,596	271,455

Dividends and Distributions:
Net Investment Income:
Institutional Shares	(7,535)	(1,360)
Investor Shares	(280,480)	(8,887)
Net Realized Gains:
Institutional Shares	—	(175)
Investor Shares	—	(1,083)

Total Dividends and Distributions	(288,015)	(11,505)

Capital Share Transactions:(1)
Institutional Shares
Issued	17,935,893	489,640
Reinvestment of Distributions	7,535	1,535
Redeemed	(1,170,857)	(64,231)

Net Institutional Shares Transactions	16,772,571	426,944

Investor Shares
Issued	5,363,981	22,399,532
Reinvestment of Distributions	280,479	9,969
Redemption Fees (See Note 2)	72	1,907
Redeemed	(4,053,918)	(1,978,291)

Net Investor Shares Transactions	1,590,614	20,433,117

Net Increase in Net Assets from Share Transactions	18,363,185	20,860,061

Total Increase in Net Assets	18,692,766	21,120,011

Net Assets:
Beginning of Year	23,257,675	2,137,664

End of Year, (including undistributed net investment income of $332,988 and $207,441, respectively)	$41,950,441	$23,257,675

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Year/Period

	Institutional Shares
	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014*
Net Asset Value, Beginning of Year/Period	$9.87	$9.67	$10.00

Income (Loss) from Operations:
Net Investment Income (Loss)(1)	0.01	(0.02)	(0.02)
Net Realized and Unrealized Gain (Loss)	0.26	0.22	(0.31)

Total from Operations	0.27	0.20	(0.33)

Net Asset Value, End of Year/Period	$10.14	$9.87	$9.67

Total Return††	2.74%	2.07%	(3.30	)%†

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$585	$104	$159
Ratio of Expenses to Average Net Assets	1.25%	1.25%^	1.25	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	2.07%	6.94%	134.86	%**
Ratio of Net Investment Income (Loss) to Average Net Assets	0.08%	(0.25)%	(0.28	)%**
Portfolio Turnover Rate***	115%	111%	46%

*	Commenced operations on March 25, 2014.

**	Annualized.

***	Portfolio turnover rate is for the period indicated and has not been annualized.

†	Total return is for the period indicated and has not been annualized.

††	Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.

^	Ratio includes previously waived administration fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS — continued
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Year/Period

	Investor Shares
	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014*
Net Asset Value, Beginning of Year/Period	$9.84	$9.67	$10.00

Income (Loss) from Operations:
Net Investment (Loss)(1)	(0.01)	(0.03)	(0.03)
Net Realized and Unrealized Gain (Loss)	0.27	0.20	(0.30)

Total from Operations	0.26	0.17	(0.33)

Net Asset Value, End of Year/Period	$10.10	$9.84	$9.67

Total Return††	2.64%	1.76%	(3.30	)%†

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$20,143	$17,607	$1,128
Ratio of Expenses to Average Net Assets	1.38%	1.27%^	1.50	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	2.27%	2.69%	37.45	%**
Ratio of Net Investment Loss to Average Net Assets	(0.09)%	(0.34)%	(0.58	)%**
Portfolio Turnover Rate***	115%	111%	46%

*	Commenced operations on March 25, 2014.

**	Annualized.

***	Portfolio turnover rate is for the period indicated and has not been annualized.

†	Total return is for the period indicated and has not been annualized.

††	Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.

^	Ratio includes previously waived administration fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are either $0 or rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS — continued
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Year/Period

	Institutional Shares
	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014*
Net Asset Value, Beginning of Year/Period	$11.01	$10.85	$10.00

Income from Operations:
Net Investment Income(1)	0.15	0.14	0.06
Net Realized and Unrealized Gain	0.05	0.07	0.79

Total from Operations	0.20	0.21	0.85

Dividends and Distributions from:
Net Investment Income	(0.14)	(0.04)	—
Net Realized Gains	—	(0.01)	—

Total Dividends and Distributions	(0.14)	(0.05)	—

Net Asset Value, End of Year/Period	$11.07	$11.01	$10.85

Total Return††	1.81%	1.91%	8.50	%†

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$17,605	$608	$170
Ratio of Expenses to Average Net Assets	0.90%	0.90%^	0.90	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.33%	2.90%	125.38	%**
Ratio of Net Investment Income to Average Net Assets	1.33%	1.27%	1.02	%**
Portfolio Turnover Rate***	126%	100%	39%

*	Commenced operations on March 25, 2014.

**	Annualized.

***	Portfolio turnover rate is for the period indicated and has not been annualized.

†	Total return is for the period indicated and has not been annualized.

††	Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using average shares method.

^	Ratio includes previously waived administration fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are either $0 or rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS — concluded
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Year/Period

	Investor Shares
	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014*
Net Asset Value, Beginning of Year/Period	$10.99	$10.85	$10.00

Income from Operations:
Net Investment Income(1)	0.15	0.13	0.05
Net Realized and Unrealized Gain	0.03	0.06	0.80

Total from Operations	0.18	0.19	0.85

Redemption Fees	— (2)	— (2)	—

Dividends and Distributions from:
Net Investment Income	(0.14)	(0.04)	—
Net Realized Gains	—	(0.01)	—

Total Dividends and Distributions	(0.14)	(0.05)	—

Net Asset Value, End of Year/Period	$11.03	$10.99	$10.85

Total Return††	1.62%	1.66%	8.50	%†

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$24,345	$22,650	$1,967
Ratio of Expenses to Average Net Assets	1.04%	0.92%^	1.15	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.73%	2.19%	33.16	%**
Ratio of Net Investment Income to Average Net Assets	1.35%	1.20%	0.84	%**
Portfolio Turnover Rate***	126%	100%	39%

*	Commenced operations on March 25, 2014.

**	Annualized.

***	Portfolio turnover rate is for the period indicated and has not been annualized.

†	Total return is for the period indicated and has not been annualized.

††	Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.

(2)	Value is less than $0.01 per share.

^	Ratio includes previously waived administration fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are either $0 or rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2016

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 14 funds. The financial statements herein are those of the NorthPointe Small Cap Value Fund and the NorthPointe Large Cap Value Fund (each a “Fund” and collectively the “Funds”). The investment objective of the NorthPointe Small Cap Value Fund is to seek long-term capital appreciation. The NorthPointe Small Cap Value Fund is a diversified fund and focuses on U.S. and foreign listed common stocks with small market capitalizations that NorthPointe Capital, LLC (the “Adviser”) believes have good earnings growth potential and are undervalued in the market. The investment objective of the NorthPointe Large Cap Value Fund is long-term growth of capital by investing in equity securities from large-cap companies. The NorthPointe Large Cap Value Fund is a diversified fund. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Funds are each registered to offer Institutional Shares and Investor Shares.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2016

reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2016, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2016

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of October 31, 2016, all of the Funds’ investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For details of investment classifications, reference the Schedules of Investments.

For the year ended October 31, 2016, there have been no transfers between Level 1 and Level 2 and Level 3 assets and liabilities. During the year ended October 31, 2016, there were no Level 3 securities.

During the year ended October 31, 2016, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is the Funds’ intention to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their income to their shareholders. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open tax year ends since inception, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2016, the Funds did not incur any interest or penalties.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2016

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and make distributions of their net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Funds. As of October 31, 2016, these costs were fully amortized for both funds.

Investments in REITs — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Funds retain a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. Such fees are retained by the Fund for the benefit of the remaining shareholders. For the year ended October 31, 2016, the NorthPointe Small Cap Fund retained $754 in redemption fees for the Investor Shares. For the year ended October 31, 2016, the NorthPointe Large Cap Fund retained $72 in redemption fees for the Investor Shares.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2016

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year ended October 31, 2016, the NorthPointe Small Cap Value Fund and NorthPointe Large Cap Value Fund paid $125,057 and $125,057, respectively, for these services. For the year ended October 31, 2016, the Administrator did not recapture any previously waived fees from the NorthPointe Small Cap Value Fund and NorthPointe Large Cap Value Fund.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

The Funds have entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Funds may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Investor Shares, subject to the arrangement for provision of shareholder and administrative services. For the year ended October 31, 2016, the NorthPointe Small Cap Value Fund and NorthPointe Large Cap Value Fund incurred shareholder servicing fees of $29,886 and $33,096, respectively.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2016

MUFG Union Bank, N.A. acts as the custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Advisory Fee Rate
NorthPointe Small Cap Value Fund	0.75%
NorthPointe Large Cap Value Fund	0.50%

The Adviser has contractually agreed (effective March 25, 2014) to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding certain levels as set forth below until February 28, 2017. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the trust, effective as of the close of business on February 28, 2017.

	Institutional Shares	Investor Shares
NorthPointe Small Cap Value Fund. . . . . . .	1.25%	1.50%
NorthPointe Large Cap Value Fund. . . . . . .	0.90%	1.15%

If at any point total annual Fund operating expenses (not including excluded expenses) are below the levels as set forth above, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place.

As of October 31, 2016, fees for the NorthPointe Small Cap Value Fund which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser, up to the expense cap in place at the time the expenses were waived, were $191,078, expiring in 2017 and $203,631, expiring in 2018 and $180,209, expiring in 2019. As of October 31, 2016, fees for the NorthPointe Large Cap Value Fund which were previously waived by the Adviser which may be subject to possible future

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2016

reimbursement to the Adviser, up to the expense cap in place at the time the expenses were waived, were $214,554, expiring in 2017 and $228,917, expiring in 2018 and $188,589, expiring in 2019.

6. Share Transactions:

NorthPointe Small Cap Value Fund	Year Ended October 31, 2016	Year Ended October 31, 2015

Share Transactions:
Institutional Shares
Issued	47,177	27
Redeemed	—	(5,967)

Net Share Transactions	47,177	(5,940)

Investor Shares
Issued	746,206	1,886,514
Redeemed	(539,572)	(214,743)

Net Share Transactions	206,634	1,671,771

NorthPointe Large Cap Value Fund	Year Ended October 31, 2016	Year Ended October 31, 2015

Share Transactions:
Institutional Shares
Issued	1,639,117	45,185
Reinvested	695	137
Redeemed	(104,269)	(5,813)

Net Share Transactions	1,535,543	39,509

Investor Shares
Issued	498,084	2,057,330
Reinvested	25,922	891
Redeemed	(378,302)	(179,011)

Net Share Transactions	145,704	1,879,210

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2016

7. Investment Transactions:

For the year ended October 31, 2016, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
NorthPointe Small Cap Value Fund. . . .	$25,112,842	$22,705,562
NorthPointe Large Cap Value Fund. . . .	55,399,325	37,654,249

There were no purchases or sales of long-term U.S. Government securities for either fund.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Permanent book and tax basis differences are primarily attributable to REIT and net operating losses adjustments and have been classified to/(from) the following for the year ended October 31, 2016:

	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
NorthPointe Small Cap Value Fund	$(33,678)	$45,263	$(11,585)
NorthPointe Large Cap Value Fund	—	8,610	(8,610)

These reclassifications have no impact on net assets or net asset value per share.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2016

The tax character of dividends and distributions declared for the NorthPointe Large Cap Value Fund during the last two fiscal years were as follows:

Ordinary Income
2016	$288,015
2015	11,505

As of October 31, 2016, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	NorthPointe Small Cap Value Fund	NorthPointe Large Cap Value Fund
Undistributed Ordinary Income	$—	$332,988
Undistributed Long Term Capital Gain	37,107	—
Capital Loss Carryforwards	—	(247,656)
Unrealized Appreciation/(Depreciation)	1,353,321	553,294
Late-Year Loss Deferral	(13,329)	—

Total Distributable Earnings	$1,377,099	$638,626

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2016 through October 31, 2016 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss
NorthPointe Large Cap Value Fund	$176,263	$71,393

During the year ended October 31, 2016, the NorthPointe Small Cap Value Fund utilized $21,838 of capital loss carryforwards to offset capital gains.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2016

unrealized appreciation and depreciation on investments held by the Funds at October 31, 2016, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
NorthPointe Small Cap Value Fund	$19,398,964	$2,370,164	$(1,016,843)	$1,353,321
NorthPointe Large Cap Value Fund	41,477,653	1,654,378	(1,101,084)	553,294

9. Other:

At October 31, 2016, the percentage of total shares outstanding held by shareholders each owning 10% or greater of the aggregate total shares outstanding for each Fund was as follows. These are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders. 82% of NorthPointe Small Cap Value Fund, Institutional Shares and 97% of NorthPointe Large Cap Value Fund, Institutional Shares outstanding were held by an affiliate of the Investment Adviser.

	No. of Shareholders	% Ownership
NorthPointe Small Cap Value Fund, Institutional Shares .	1	82%
NorthPointe Small Cap Value Fund, Investor Shares	2	88%
NorthPointe Large Cap Value Fund, Institutional Shares .	2	97%
NorthPointe Large Cap Value Fund, Investor Shares	3	97%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

10. Regulatory Matters:

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2016

impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

The Advisors’ Inner Circle Fund III and the Shareholders of

NorthPointe Small Cap Value Fund and

NorthPointe Large Cap Value Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NorthPointe Small Cap Value Fund and NorthPointe Large Cap Value Fund (two of the funds constituting The Advisors’ Inner Circle Fund III, hereafter referred to as the “Funds”) at October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2016

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2016

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2016 to October 31, 2016).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2016

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/01/16	Ending Account Value 10/31/16	Annualized Expense Ratios	Expenses Paid During Period*
NorthPointe Small Cap Value Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,101.00	1.25%	$6.60
Investor Shares	1,000.00	1,100.20	1.50	7.92

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,018.85	1.25%	$6.34
Investor Shares	1,000.00	1,017.60	1.50	7.61
NorthPointe Large Cap Value Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,011.00	0.90%	$4.55
Investor Shares	1,000.00	1,009.10	1.15	5.81

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,020.61	0.90%	$4.57
Investor Shares	1,000.00	1,019.36	1.15	5.84

*	Unless otherwise indicated, expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half period shown)

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2016

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” Messrs. Nesher and Doran are

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years
INTERESTED TRUSTEES2 3
WILLIAM M. DORAN (Born: 1940)	Chairman of the Board of Trustees (since 2014)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.

INDEPENDENT TRUSTEES[3]
JON C. HUNT (Born: 1951)	Trustee (Since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.

THOMAS P. LEMKE (Born: 1954)	Trustee (Since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.

JAY C. NADEL (Born: 1958)	Trustee (since 2016)	Self-Employed Consultant since 2004.

RANDALL S. YANKER (Born: 1960)	Trustee (since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.

1	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

3	Trustees oversee 14 funds in The Advisors’ Inner Circle Fund III.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2016

Trustees who may be deemed to be “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-844-457-NPF3 (6733). The following chart lists Trustees and Officers as of October 31, 2016.

Other Directorships

Held in the Past Five Years4

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, Winton Series Trust, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments (Europe), Limited, SEI Investments — Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd., SEI Investments — Unit Trust Management (UK) Limited and SEI Investments Co. Director of the Distributor since 2003.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of City National Rochdale Funds, Winton Series Trust, Winton Diversified Opportunities Fund (closed-end investment company) and Gallery Trust. Member of Independent Committee of Nuveen Commodities Asset Management.

Former Directorship: Trustee of O’Connor EQUUS (closed-end investment company) to 2016.

Current Directorships: Trustee of AXA Premier VIP Trust, Winton Series Trust, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust and JP Morgan Active ETFs.

Former Directorships: Trustee of Munder Funds to 2014. Trustee of Victory Funds to 2015. Trustee of O’Connor EQUUS (closed-end investment company) to 2016.

Current Directorships: Trustee of City National Rochdale Funds, Winton Series Trust, Winton Diversified Opportunities Trust (closed-end investment company) and Gallery Trust. Director of Lapolla Industries, Inc.

Former Directorships: Trustee of Rochdale Investment Trust to 2013.

Current Directorships: Trustee of Winton Series Trust, Winton Diversified Opportunities Fund (closed-end investment company) and Gallery Trust. Independent Non-Executive Director of HFA Holdings Limited.

Former Directorship: Trustee of O’Connor EQUUS (closed-end investment company) to 2016.

4	Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2016

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years
OFFICERS
MICHAEL BEATTIE (Born: 1965)	President (Since 2014)	Director of Client Service, SEI Investments Company, since 2004.
ROBERT A. NESHER (Born: 1946)	Vice Chairman (Since 2014)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated.
STEPHEN CONNORS (Born: 1984)	Treasurer, Controller and Chief Financial Officer (since 2015)	Director, SEI Investments, Fund Accounting since December 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014. Audit Supervisor, BBD, LLP (formerly Briggs, Bunting & Dougherty, LLP), from 2007 to 2011.
DIANNE M. DESCOTEAUX (Born: 1977)	Vice President and Secretary (since 2014)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis, & Bockius LLP from 2006 to 2010.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2016

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2016

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years
OFFICERS (continued)
RUSSELL EMERY (Born: 1962)	Chief Compliance Officer (Since 2014)	Chief Compliance Officer of SEI Structured Credit Fund, LP since June 2007. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from June 2007 to September 2013. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, Winton Series Trust, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of SEI Opportunity Fund, L.P. until 2010. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016.
LISA WHITTAKER (Born: 1978)	Vice President and Assistant Secretary (Since 2014)	Attorney, SEI Investments Company (2012-present). Associate Counsel, The Glenmede Trust Company (2011-2012). Associate, Drinker Biddle & Reath LLP (2006-2011).
JOHN Y. KIM (Born: 1981)	Vice President and Secretary (Since 2014)	Attorney, SEI Investments Company (2014-present). Associate Stradley Ronon Stevens & Young (2009-2014).
BRIDGET E. SUDALL (Born: 1980)	Privacy Officer (since 2015) Anti-Money Laundering Officer (since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners (2011-2015). Investor Services Team Lead, Morgan Stanley Alternative Investment Partners (2007-2011).

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2016

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2016

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an October 31, 2016, tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2016, tax year end, please consult your tax advisor as to the pertinence of this notice. For the year ended October 31, 2016, the Funds are designating the following items with regard to distributions paid during the year.

Long Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Qualified Short- Term Capital Gain(5)
Small Cap Value Fund:
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Large Cap Value Fund:
0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).
(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.
(3)	“U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions).
(4)	The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.
(5)	The percentage of this column represents the amount of “Short Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2016. Complete information will be computed and reported in conjunction with your 2016 Form 1099-DIV.

NorthPointe Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-877-457-NPF3 (6733)

Adviser:

NorthPointe Capital, LLC

39400 Woodward Ave, Suite 190,

Bloomfield Hills, MI 48304

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

NPC-AR-001-0300

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Thomas Lemke and Jay Nadel, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2016			2015
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$264,000	$0	$0	$211,500	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$534,700	$0	$0	$0
(d)	All Other Fees	$0	$0	$2,970	$0	$0	$0

Fees billed by KPMG LLP (“KPMG”) related to the Trust

KPMG billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2016			2015
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$36,050	$0	$0	$35,000	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$5,150	$0	$0	$5,000	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2016			2015
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	N/A	N/A	N/A	$25,400	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2016	2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):

	2016	2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2016	2015
Audit-Related Fees	N/A	0%
Tax Fees	N/A	0%
All Other Fees	N/A	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $537,670 and $0 for 2016 and 2015, respectively.

(g) The aggregate non-audit fees and services billed by KPMG for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $5,150 and $5,000 for 2016 and 2015, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were N/A and $0 for 2016 and 2015, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie,
President

Date: January 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie,
President

Date: January 6, 2017

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller and Chief Financial Officer

Date: January 6, 2017

*	Print the name and title of each signing officer under his or her signature.